Segment Reporting	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segment reporting

6.	Segment reporting

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by CODM in deciding how to allocate resources and in assessing performance, without prejudice to the powers and responsibilities of the Board of Directors. The CODM evaluates the business based on the differences in the nature of its products, operations and risks. The amount reported for each segment is the measure reported to the CODM for these purposes and later to the Board of Directors. In turn, the Board of Directors' performance is assessed by the shareholders' meeting, which is the Company's governance body.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

●	The operating segment's reported revenue, including both sales to external customers and inter-segment sales or transfers, is 10% or more of the combined revenue, internal and external, of all operating segments.

●	The absolute amount of its reported profit or loss is 10% or more of the greater, in absolute amount, of:

○	the combined reported profit of all operating segments that do not report a loss; and

○	the combined reported loss of all operating segments that report a loss.

●	Its assets are 10% or more of the combined assets of all operating segments.

In addition, the operating segments that do not meet any of the quantitative thresholds could be considered as reportable segments if management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments is less than 75% of the Group's consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Group's consolidated external revenue is included in reportable segments, following which the remaining operating segments are aggregated in "Other segments".

Segment information has been prepared and classified according to different types of businesses in which the Group conducts its activities. The Group's Investment and Development Properties business is comprised of the following segments:

●	"Shopping Malls" includes the operation and development of shopping malls, through which we generate rental income and fees charged for services related to the lease of retail stores and other spaces. Our Shopping Malls segment includes highly diversified, multi-format assets with a particular focus on retailers that cater to middle- to high-income consumers.

●	"Offices" includes the lease of offices and other rental properties and services related to these properties.

●	"Sales and Developments" includes the sales of undeveloped parcels of land and properties, and activities related to the development and maintenance of such properties.

●	"Others" includes the entretainment activity trought ALG Golf Center, La Rural S.A. and others.

Group's shopping malls, offices and other rental properties, and trading properties, are located in Argentina.

The CODM evaluates performance of business segments based on segment profit, defined as profit or loss from operations before financing and taxation. The measurement principles for the segment reporting structure are based on the IFRS principles adopted in the consolidated Financial Statements, except for:

●	Operating income from the joint ventures Nuevo Puerto Santa Fe S.A. and Quality Invest S.A. are reported under the proportional consolidation method. Under this method, the profit/(loss) generated by joint ventures is reported in the statements of comprehensive income line-by-line, rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return, because the assets and income/loss generated by consolidated operations are similar to the assets and income/loss booked under the equity method. This is due to the fact that under the proportional consolidation method, revenues and expenses are reported separately, instead of offsetting and reporting them as a single item in the statements of comprehensive income. Therefore, the proportional consolidation method is used by the CODM to assess and understand the return and the results of operations of these businesses as a whole. Operating results of La Rural S.A. joint venture is accounted for under the equity method. Management believes that, in this case, this method provides more adequate information for this type of investment.

●	Operating results does not include the amounts pertaining to building administration expenses and collective promotion funds and excludes total recovered costs. The CODM examines the net amount from both concepts (total surplus or deficit between building administration expenses and collective promotion funds and recoverable expenses).

Revenues generated and goods and services exchanged among segments are calculated on the basis of market prices. Intercompany transactions among segments, if any, are eliminated.

These costs and income are presented now for reconciliation of all segments and their respective consolidating operating income.

The Group introduced a change in the way the CODM evaluates performance for "offices and others" and "financial operations and others" in the period ended March 31, 2018, changing the name of the latter to "Others" and adding the operations developed by our subsidiary Entertainment Holdings S.A..

The following is a summary analysis of the Group´s business segments, corresponding to the fiscal years ended June 30, 2019, 2018 and 2017. Additionally, a reconciliation between results of operations corresponding to segment information and the results of operations as per the statements of comprehensive income; and total assets by segment and total assets according to the statement of financial position. The information by segments has been prepared and classified according to the businesses in which the Group carries out its activities:

	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	5,975,681	1,509,689	40,353	117,471	7,643,194	2,595,617	(68,199)	10,170,612
Operating costs	(543,242)	(82,269)	(35,883)	(99,696)	(761,090)	(2,696,840)	40,045	(3,417,885)
Gross profit/ (loss)	5,432,439	1,427,420	4,470	17,775	6,882,104	(101,223)	(28,154)	6,752,727
Net (loss)/ gain from fair value adjustments in investment properties	(28,393,518)	489,406	1,638,336	(183,317)	(26,449,093)	-	586,029	(25,863,064)
General and administrative expenses	(661,363)	(134,598)	(61,282)	(74,797)	(932,040)	-	2,127	(929,913)
Selling expenses	(370,884)	(61,296)	(9,860)	(14,306)	(456,346)	-	4,005	(452,341)
Other operating results, net	(57,101)	(12,535)	(42,682)	(231,481)	(343,799)	101,223	1,989	(240,587)
(Loss)/ profit from operations	(24,050,427)	1,708,397	1,528,982	(486,126)	(21,299,174)	-	565,996	(20,733,178)
Share in profit/ (loss) of associates and joint ventures	-	-	-	107,608	107,608	-	(511,989)	(404,381)
(Loss)/ profit before financing and taxation	(24,050,427)	1,708,397	1,528,982	(378,518)	(21,191,566)	-	54,007	(21,137,559)
Investment properties	35,057,487	21,352,484	5,712,056	147,655	62,269,682	-	(1,943,476)	60,326,206
Property, plant and equipment	180,061	190,552	-	-	370,613	-	(38,313)	332,300
Trading properties	-	-	125,131	-	125,131	-	-	125,131
Goodwill	7,355	21,742	-	63,072	92,169	-	(29,097)	63,072
Rights to receive units (barter transactions)	-	-	90,258	-	90,258	-	-	90,258
Inventories	29,560	-	-	-	29,560	-	(636)	28,924
Investments in associates and joint ventures	-	-	-	81,345	81,345	-	1,525,144	1,606,489
Operating assets	35,274,463	21,564,778	5,927,445	292,072	63,058,758	-	(486,378)	62,572,380

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	6,821,841	865,040	185,502	17,209	7,889,592	3,071,335	(66,276)	10,894,651
Operating costs	(579,980)	(93,413)	(48,531)	(27,927)	(749,851)	(3,112,007)	40,897	(3,820,961)
Gross profit/ (loss)	6,241,861	771,627	136,971	(10,718)	7,139,741	(40,672)	(25,379)	7,073,690
Net gain/ (loss) from fair value adjustments in investment properties	4,384,337	4,807,771	963,975	76,364	10,232,447	-	(739,332)	9,493,115
General and administrative expenses	(596,988)	(72,184)	(70,243)	(34,993)	(774,408)	-	7,068	(767,340)
Selling expenses	(424,833)	(81,541)	(19,138)	(6,778)	(532,290)	-	5,882	(526,408)
Other operating results, net	(65,866)	(3,818)	128,973	26,039	85,328	40,672	2,502	128,502
Profit/ (loss) from operations	9,538,511	5,421,855	1,140,538	49,914	16,150,818	-	(749,259)	15,401,559
Share in (loss)/ profit of associates and joint ventures	-	-	-	(58,758)	(58,758)	-	679,638	620,880
Profit/ (loss) before Financing and Taxation	9,538,511	5,421,855	1,140,538	(8,844)	16,092,060	-	(69,621)	16,022,439
Investment properties	62,957,708	19,122,053	3,728,825	259,659	86,068,245	-	(1,744,959)	84,323,286
Property, plant and equipment	149,490	165,857	-	-	315,347	-	(688)	314,659
Trading properties	-	-	214,308	-	214,308	-	-	214,308
Goodwill	7,355	21,742	-	192,088	221,185	-	(29,097)	192,088
Rights to receive units (barter transactions)	-	-	90,535	-	90,535	-	-	90,535
Inventories	39,660	-	-	-	39,660	-	(949)	38,711
Investments in associates and joint ventures	-	-	-	427,869	427,869	-	1,996,563	2,424,432
Operating assets	63,154,213	19,309,652	4,033,668	879,616	87,377,149	-	220,870	87,598,019

	06.30.17
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	6,991,490	882,218	202,762	1,938	8,078,408	3,281,061	(84,101)	11,275,368
Operating costs	(745,096)	(71,343)	(62,790)	(3,448)	(882,677)	(3,338,145)	33,499	(4,187,323)
Gross profit (loss)	6,246,394	810,875	139,972	(1,510)	7,195,731	(57,084)	(50,602)	7,088,045
Net (loss)/ gain from fair value adjustments in investment properties	(5,884,220)	814,356	(112,871)	-	(5,182,735)	-	(671,688)	(5,854,423)
General and administrative expenses	(582,126)	(70,973)	(68,114)	(3,350)	(724,563)	-	6,926	(717,637)
Selling expenses	(401,300)	(75,621)	(29,926)	(6,676)	(513,523)	-	4,717	(508,806)
Other operating results, net	(74,661)	(9,506)	(8,215)	16,294	(76,088)	57,084	(5,109)	(24,113)
(Loss)/ profit from operations	(695,913)	1,469,131	(79,154)	4,758	698,822	-	(715,756)	(16,934)
Share in (loss)/ profit of associates and joint ventures	-	-	-	(85,573)	(85,573)	-	351,320	265,747
(Loss)/ profit before Financing and Taxation	(695,913)	1,469,131	(79,154)	(80,815)	613,249	-	(364,436)	248,813
Investment properties	57,916,057	13,671,173	2,333,783	-	73,921,013	-	(1,588,639)	72,332,374
Property, plant and equipment	169,360	203,005	-	-	372,365	-	(1,332)	371,033
Trading properties	-	-	215,968	-	215,968	-	-	215,968
Goodwill	7,355	21,742	-	63,072	92,169	-	(29,097)	63,072
Rights to receive units (barter transactions)	-	-	92,599	-	92,599	-	-	92,599
Inventories	46,601	-	-	-	46,601	-	(836)	45,765
Investments in associates	-	-	-	531,927	531,927	-	1,265,314	1,797,241
Operating assets	58,139,373	13,895,920	2,642,350	594,999	75,272,642	-	(354,590)	74,918,052